Earnings per share - Additional Information (Details)		3 Months Ended		9 Months Ended
	Jul. 10, 2024	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	35,082			24,135	23,118
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		20,000	72,319	20,000	52,978
Dilutive effect of share options on number of ordinary shares		207,340	140,310	254,263	154,178